Annual Total Returns - Fidelity Blue Chip Growth K6 Fund [BarChart] - 07.31 Fidelity Blue Chip Growth K6 Fund PRO-05 - Fidelity Blue Chip Growth K6 Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Blue Chip Growth K6 Fund
Bar Chart Table:
Annual Return 2018	(2.32%)
Annual Return 2019	36.11%